Long-Term Debt - Additional Information - Ingrid Loan Facility (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2012
Debt Instrument [Line Items]
Total long-term debt	$ 1,033,330,000	$ 745,649,000
Maturity date of secured loan facility	Dec. 31, 2018
Long term debt interest rate description	LIBOR plus a margin of 2.2%
Minimum liquidity of Partnership	$ 22,000,000
Minimum book equity ratio for Partnership	30.00%
Minimum EBITDA to interest ratio	2.50%
Ingrid Loan Facility [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 42,000,000
Long term debt interest rate percentage	3.85%
Minimum EBITDA to interest ratio	2.50%
Libor Plus [Member]
Debt Instrument [Line Items]
Long term debt interest rate description	LIBOR, plus a margin of 2.25%
Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership	$ 1,000,000
Vessel Owned [Member] | Less Than 12 Months Remaining Tenor [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership	$ 1,500,000
Ingrid Knutsen [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance	125.00%
Ingrid Knutsen [Member] | Ingrid Loan Facility [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 61,085,000	$ 67,652,000
Ingrid Loan Facility [Member]
Debt Instrument [Line Items]
Total long-term debt			$ 90,000,000
Long term debt interest rate percentage			3.85%
Ingrid Loan Facility [Member] | Libor Plus [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage			2.25%
Ingrid Loan Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total long-term debt			$ 42,000,000
Ingrid Loan Facility [Member] | Commercial Loan [Member]
Debt Instrument [Line Items]
Total long-term debt			$ 19,100,000
93 Million Secured Loan Facility [Member]
Debt Instrument [Line Items]
Minimum book equity ratio for Partnership	30.00%